UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 121.8%

New York — 121.5%
Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$355	$448,259

County/City/Special District/School District — 14.9%
City of New York New York, GO, Refunding, Series E:
5.50%, 08/01/25	725	862,235
5.00%, 08/01/30	1,000	1,134,760
City of New York New York, GO:
Series A-1, 5.00%, 08/01/35	200	219,944
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	503,937
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(a)	1,000	216,760
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,100	1,251,184
5.00%, 11/15/45	1,250	1,412,375
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,000	448,570
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	157,320
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	60	71,920
5.00%, 09/01/36	50	59,791
5.00%, 09/01/37	60	71,522
5.00%, 09/01/38	90	107,114
5.00%, 09/01/39	70	83,245
County of Nassau New York, GO, Refunding Series B, 5.00%, 04/01/32	420	493,097
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	272,952
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	600	675,690
5.75%, 02/15/47	400	448,732
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	465	536,819
Fiscal 2017, 5.00%, 02/15/42	875	1,014,711

Security	Par (000)	Value

New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	$1,000	$1,110,090
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,362,813
4 World Trade Center Project, 5.75%, 11/15/51	545	618,199
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,100	1,171,159

		14,304,939
Education — 36.3%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	282,598
Ethical Culture Fieldston School Project, 5.00%, 06/01/33	300	341,067
Ethical Culture Fieldston School Project, 5.00%, 06/01/35	350	395,402
Manhattan College Project, 5.00%, 08/01/35	260	300,011
Manhattan College Project, 5.00%, 08/01/47	135	154,564
New York Law School Project, 5.00%, 07/01/41	80	87,844
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	766,811
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	194,710
4.00%, 12/01/34	130	133,028
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 07/01/37	440	503,149
American Museum of Natural History, Series A, 5.00%, 07/01/41	500	568,845
Museum of Modern Art, Series 1A, 5.00%, 10/01/18(b)	700	721,469
Wildlife Conservation Society, Series A, 5.00%, 08/01/42	410	458,704
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,645	1,769,099
Series B, 4.00%, 08/01/35	230	239,918

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Education (continued)
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	$200	$222,288
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	673,819
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	227,421
4.00%, 07/01/46	375	393,251
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/39	1,500	1,645,365
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	500	557,540
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/38	400	452,844
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	180	196,877
5.00%, 07/01/42	115	124,301
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	557,605
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	250	278,580
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	1,000	1,082,780
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,143,520
5.00%, 07/01/44	500	570,465
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	1,000	1,209,110
Columbia University, Series A-2, 5.00%, 10/01/46	250	340,085

Security	Par (000)	Value
New York (continued)

Education (continued)
State of New York Dormitory Authority, RB (continued):
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$300	$335,829
Fordham University, Series A, 5.00%, 07/01/28	500	554,050
New School (AGM), 5.50%, 07/01/20(b)	350	383,736
New York University, Series B, 5.00%, 07/01/37	500	564,560
New York University, Series C, 5.00%, 07/01/18(b)	1,000	1,021,530
Rochester Institute of Technology, 5.00%, 07/01/40	550	590,199
Series B, 5.75%, 03/15/19(b)	600	631,812
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	600	646,830
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,000	1,092,500
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	200	232,360
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,373,482
Cornell University, Series A, 5.00%, 07/01/40	250	269,513
Fordham University, 5.00%, 07/01/44	640	719,917
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,542,937
New York University, Series A, 5.00%, 07/01/37	745	841,194
Pratt Institute, Series A, 5.00%, 07/01/44	500	546,460
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,500	1,747,335
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	600	694,146
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	450	497,110
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	375	433,631

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	$545	$630,745
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	353,124
Adelphi University Project, 5.00%, 10/01/35	310	355,198
Hofstra University Project, 5.00%, 07/01/47	100	114,742

		34,766,010
Health — 10.9%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	561,660
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/30	500	542,790
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	203,790
5.00%, 12/01/46	320	357,590
Series A, 5.00%, 12/01/37	850	925,582
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	725	809,636
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	166,550
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	967,388
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 08/15/18(b)	5	5,130
Mental Health Services (AGM), 5.00%, 08/15/18(b)	5	5,130
Mental Health Services (AGM), 5.00%, 02/15/22	80	82,086
Mental Health Services, 2nd Series (AGM), 5.00%, 08/15/18(b)	5	5,130

Security	Par (000)	Value
New York (continued)

Health (continued)
State of New York Dormitory Authority, RB (continued):
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	$250	$277,235
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	526,120
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 05/01/21(b)	750	830,295
5.00%, 05/01/21(b)	750	830,295
5.25%, 05/01/21(b)	1,840	2,052,152
5.00%, 05/01/43	1,140	1,281,770

		10,430,329
Housing — 3.9%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program, 5.25%, 07/01/32	915	1,024,434
Fund Grant Program, New York City Housing Authority Program, 5.00%, 07/01/33	400	440,996
5.25%, 07/01/30	750	847,942
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	521,445
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	497,345
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	330	343,560
Affordable M/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	114,630

		3,790,352
State — 15.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	1,000	1,044,000

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

State (continued)
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	$250	$294,455
Series S-2, 5.00%, 07/15/35	250	294,455
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series B-1, 5.00%, 11/01/35	425	487,815
Sub-Series F-1, 5.00%, 05/01/38	705	825,492
Sub-Series F-1, 5.00%, 05/01/39	300	350,733
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	693,970
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	540	575,381
Sub-Series B-1, 5.00%, 11/15/31	750	865,552
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	750	882,570
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 02/15/42	500	578,935
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,112,020
General Purpose, Series B, 5.00%, 03/15/42	1,400	1,550,192
Sales Tax, Series A, 5.00%, 03/15/37	100	117,866
Sales Tax, Series A, 5.00%, 03/15/42	440	515,473
Sales Tax, Series A, 5.00%, 03/15/43	1,435	1,679,868
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18(b)	1,000	1,030,670
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	571,835

Security	Par (000)	Value
New York (continued)

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C (continued):
5.00%, 03/15/32	$1,000	$1,139,370

		14,610,652
Tobacco — 1.2%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	270	277,174
Series B, 5.00%, 06/01/45	300	314,808
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	324,203
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	295	283,406

		1,199,591
Transportation — 25.0%
Counties of Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	265	305,916
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	575	646,904
Series A-1, 5.25%, 11/15/34	270	316,653
Series C, 6.50%, 11/15/28	145	152,230
Series D, 5.25%, 11/15/41	2,000	2,228,580
Series E, 5.00%, 11/15/38	650	738,504
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Series B-1, 5.00%, 11/15/34	365	433,244
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	539,150
Green Bonds, Series C-2, 0.00%, 11/15/39(c)	1,935	881,373
Series B, 5.00%, 11/15/37	1,110	1,282,117
Series D, 5.25%, 11/15/23(b)	750	892,042
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	1,345	1,488,955
5.00%, 11/15/51	115	123,945

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	$245	$280,648
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	490	568,150
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	282,470
Series H (AGM), 5.00%, 01/01/37	4,000	4,009,520
Series I, 5.00%, 01/01/37	1,325	1,465,013
Series I, 5.00%, 01/01/42	425	468,864
Series K, 5.00%, 01/01/32	750	862,485
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	322,966
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	635	397,415
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	825	969,086
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,131,060
General, Series A, 5.25%, 11/15/45	370	426,517
General, Series C, 5.00%, 11/15/18(b)	615	636,642
General, Series C, 5.00%, 11/15/38	385	397,994
Sub-Series A, 5.00%, 11/15/29	1,485	1,703,904

		23,952,347
Utilities — 13.6%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,109,270
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,157,990
Series DD, 5.00%, 06/15/32	1,100	1,122,275
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	281,250
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 05/01/21(b)	500	555,285
Series C (CIFG), 5.25%, 09/01/29	1,000	1,227,360

Security	Par (000)	Value
New York (continued)

Utilities (continued)
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/41	$110	$126,984
Electric System, Series B, 5.00%, 09/01/46	495	567,329
Electric Systems, Series A (AGC), 5.75%, 04/01/39	1,690	1,782,697
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	2,000	2,122,020
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 09/15/40	635	729,564
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,104,100
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,000	1,143,950

		13,030,074

Total Municipal Bonds in New York		116,532,553

Puerto Rico — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	235	240,283

Total Municipal Bonds — 121.8% (Cost — $110,373,234)		116,772,836

Municipal Bonds Transferred to Tender Option Bond Trusts — 39.6%(d)

New York — 39.6%

County/City/Special District/School District — 15.0%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 08/01/32)	1,790	1,935,330
City of New York New York, GO, Refunding, Series E, 5.00%, 08/01/29	1,000	1,193,520
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(e)	64	66,723
Sub-Series C-3 (AGC), 5.75%, 08/15/28(e)	936	982,377
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,119,735

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

County/City/Special District/School District (continued)
City of New York New York, GO (continued):
Sub-Series I-1, 5.00%, 03/01/36	$250	$282,904
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	581,362
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(e)	1,800	2,014,681
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,896,932
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,085	2,314,308

		14,387,872
Education — 2.3%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/35	1,999	2,197,411

State — 6.7%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,733,761
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,164,224
4.00%, 10/15/32	1,500	1,664,715
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	750	817,324

		6,380,024
Transportation — 3.0%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	847,156
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	891,554

Security	Par (000)/Shares	Value
New York (continued)

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$1,000	$1,153,820

		2,892,530
Utilities — 12.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18	114	116,552
5.75%, 06/15/40	381	389,755
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,249	2,480,681
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,010	2,229,868
Series FF-2, 5.50%, 06/15/40	405	428,132
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 06/15/46	691	731,654
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,248,333
Restructuring, 5.00%, 12/15/36	1,006	1,201,689
Restructuring, Series B, 4.00%, 12/15/35	280	302,942

		12,129,606
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.6% (Cost — $35,987,699)		37,987,443

Total Long-Term Investments — 161.4% (Cost — $146,360,933)		154,760,279

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(f)(g)	1,012,072	1,012,376

Total Short-Term Securities (Cost — $1,012,376) — 1.1%		1,012,376

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Value
Total Investments — 162.4% (Cost — $147,373,309)	$155,772,655
Other Assets Less Liabilities — 1.2%	1,120,128
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.5)%	(20,644,729)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (42.1)%	(40,351,187)

Net Assets Applicable to Common Shares — 100.0%	$95,896,867

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 06, 2018 to February 15, 2019, is 1,482,731.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,143,510	(131,438)	1,012,072	$1,012,376	$2,160	$(31)	$50

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	14	03/20/18	$1,737	$12,512
5-Year U.S. Treasury Note	21	03/29/18	2,443	9,279
Long U.S. Treasury Bond	15	03/20/18	2,276	23,864

Total				$45,655

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$154,760,279	$—	$154,760,279
Short-Term Securities	1,012,376	—	—	1,012,376

Total	$1,012,376	$154,760,279	$—	$155,772,655

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$45,655	$—	$—	$45,655

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(20,604,151)	$—	$(20,604,151)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(61,104,151)	$—	$(61,104,151)

During the period ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 22, 2018